Long-Term Incentive Plans (LTIPs) - 2016 HeadHunter Unit Option Plan Movement (Details) - 2016 Headhunter Unit Option Plan - Market price of the underlying shares - Equity Settled Awards - Options	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Management incentive agreement
Outstanding at beginning of the period (units)	874	890
Forfeited during the period (units)	(2.5)	(16)
Outstanding at end of the period (units)	871.5	874